Subsequent Events - Additional Information (Detail) - USD ($)	Feb. 10, 2021	Mar. 31, 2021	Feb. 12, 2021	Dec. 31, 2020		Oct. 07, 2020
Subsequent Event [Line Items]
Common stock, shares, outstanding				0		3,187,500
Note [Member]
Subsequent Event [Line Items]
Debt instrument carrying amount			$ 122,000
Effect of Share Recapitalization [Member]
Subsequent Event [Line Items]
Transfer of founder shares to each independent Director	30,000
Class B Ordinary Shares
Subsequent Event [Line Items]
Common stock, shares, outstanding		24,437,500		24,437,500	[1],[2]	2,875,000
Class B Ordinary Shares | Effect of Share Recapitalization [Member]
Subsequent Event [Line Items]
Common stock, shares, outstanding	24,437,500
Class B Ordinary Shares | Effect of Share Recapitalization [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares, outstanding	24,437,500

[1]	On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number includes up to 3,187,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.